SCHEDULE OF LOANS FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total loans payable to related parties	$ 2,933,819	$ 425,551
Other loans payable to related parties, non-current	1,729
Loan payable to related parties for the acquisition of wealth dynamics [member]
IfrsStatementLineItems [Line Items]
Other loans payable to related parties, current		425,551
Non-current portion.
Total loans payable to related parties		425,551
Other loans payable to related parties [member]
IfrsStatementLineItems [Line Items]
Other loans payable to related parties, current	2,932,090
Other loans payable to related parties, non-current	$ 1,729